Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current assets:
Property, plant and equipment	¥ 1,453,917	¥ 1,386,370
Goodwill	4,033,917	4,012,528
Intangible assets	3,909,106	4,171,361
Investments accounted for using the equity method	112,468	107,334
Other financial assets	235,882	262,121
Other non-current assets	100,341	103,846
Deferred tax assets	353,769	308,102
Total non-current assets	10,199,400	10,351,662
Current assets:
Inventories	753,881	759,599
Trade and other receivables	783,091	757,005
Other financial assets	36,598	15,822
Income taxes receivable	29,623	27,916
Other current assets	122,789	114,196
Cash and cash equivalents	966,222	637,614
Assets held for sale	20,689	157,280
Total current assets	2,712,893	2,469,432
Total assets	12,912,293	12,821,094
Non-current liabilities:
Bonds and loans	4,613,218	4,506,487
Other financial liabilities	517,677	399,129
Net defined benefit liabilities	158,857	156,617
Income taxes payable	33,690	54,932
Provisions	38,748	37,605
Other non-current liabilities	56,898	52,793
Deferred tax liabilities	542,852	710,147
Total non-current liabilities	5,961,940	5,917,710
Current liabilities:
Bonds and loans	22,153	586,817
Trade and other payables	343,838	318,816
Other financial liabilities	248,053	95,706
Income taxes payable	145,203	182,738
Provisions	471,278	405,245
Other current liabilities	542,651	499,386
Liabilities held for sale	0	87,190
Total current liabilities	1,773,176	2,175,898
Total liabilities	7,735,116	8,093,608
Equity:
Share capital	1,668,145	1,668,123
Share premium	1,688,424	1,680,287
Treasury shares	(59,552)	(87,463)
Retained earnings	1,509,906	1,369,972
Other components of equity	366,114	92,564
Equity attributable to owners of the Company	5,173,037	4,723,483
Non-controlling interests	4,140	4,003
Total equity	5,177,177	4,727,486
Total liabilities and equity	¥ 12,912,293	¥ 12,821,094